JPMorgan Mid Cap Growth Fund Expense Example - A C I Shares [Member] - JPMorgan Mid Cap Growth Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 625
Expense Example, with Redemption, 3 Years	871
Expense Example, with Redemption, 5 Years	1,135
Expense Example, with Redemption, 10 Years	1,890
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	257
Expense Example, with Redemption, 3 Years	520
Expense Example, with Redemption, 5 Years	908
Expense Example, with Redemption, 10 Years	1,863
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	501
Expense Example, with Redemption, 10 Years	$ 1,130